Stock appreciation rights (SARs) (Details) - Stock Appreciation Rights (SARs) [Member] - $ / shares	Mar. 07, 2019	Apr. 04, 2018	Jan. 15, 2016	Mar. 06, 2015	Sep. 01, 2014	Mar. 12, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SAR Awarded (in shares)	560,000	1,719,733	205,519	37,797	5,595	22,118
Exercise price (in dollars per share)	$ 5.10	$ 7.40	$ 9.20	$ 10.25	$ 13.91	$ 13.66
Vesting Period (in years)	3 years	3 years	3 years	3 years	3 years	3 years
Grant price (in dollars per share)	$ 5.10	$ 7.40	$ 9.20	$ 10.25	$ 13.91	$ 13.66
Dividend yield (in hundredths)	0.00%	0.00%	6.63%	3.90%	2.88%	2.93%
Risk-free rate of return (in hundredths)	2.43%	2.51%	1.79%	1.90%	2.20%	2.06%
Expected volatility (in hundredths)	43.65%	40.59%	58.09%	61.38%	53.60%	56.31%
Weighted average fair value (in dollars per share)	$ 2.00	$ 2.67	$ 2.20	$ 2.98	$ 4.20	$ 4.17
Average expected exercise life	4 years 6 months	4 years 3 months
Valuation Method	Black Scholes	Black Scholes	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life			5 years	5 years	5 years	5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life			4 years	4 years 2 months 12 days	4 years 6 months	4 years 7 months 6 days